Iman Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 2, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:    ALLIED ASSET ADVISORS FUNDS (the “Trust”)
    Securities Act Registration No: 333-30924
    Investment Company Act Registration No: 811-09821

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, the Trust on behalf of its series, the Iman Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated September 30, 2026, and filed electronically as Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A on September 24, 2026.

    If you have any additional questions or require further information, please contact the undersigned at marissa.pawlinski@usbank.com.

Sincerely,

/s/ Marissa Pawlinski
Marissa Pawlinski
For U.S. Bank Global Fund Services
as Administrator to the Trust